DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [abstract]
Details Of Derivative Financial Instruments [text block]
	Thousands of U.S. dollars
	2019		2020
	Assets	Liabilities	Assets	Liabilities
Cross currency swaps - net investment hedges	5,382	(2,289)	11,088	(5,220)
Cross currency swaps - that do not meet the criteria for hedge accounting	-	(167)	-	-
Total	5,382	(2,456)	11,088	(5,220)

Non-current portion	5,382	(2,289)	11,088	(5,220)
Current portion	-	(167)	-	-

Disclosure of detailed information about hedges [text block]
2020
Net Investment Hedges
Bank	Maturity	Purchase currency	Selling currency	Notional (thousands)	Fair value asset	Fair value liability	Other comprehensive income	Change inOCI	Statements of operations - Finance cost	Statements of operations - Change in fair value
					D/(C)	D/(C)	D/(C)	D/(C)	D/(C)	D/(C)
Nomura International	Aug-22	USD	EUR	34,109	13	(7)	(454)	(260)	-	-
Goldman Sachs	Aug-22	USD	MXN	1,065,060	-	(3,224)	41	3,973	48	-
Goldman Sachs	Aug-22	USD	PEN	194,460	-	(1,996)	(339)	5,463	-	-
Goldman Sachs	Aug-22	USD	BRL	754,440	8,866	-	(6,167)	6,979	(289)	-
Santander	Jan-20	USD	EUR	20,000	-	-	1,742	-	-	-
Santander	Jan-20	USD	MXN	11,111	-	-	(2,113)	-	-	-
Goldman Sachs	Jan-20	USD	EUR	48,000	-	-	3,587	-	-	-
Goldman Sachs	Jan-20	USD	MXN	40,000	-	-	(7,600)	-	-	-
Nomura International	Jan-20	USD	MXN	23,889	-	-	(4,357)	-	-	-
Nomura International	Jan-20	USD	EUR	22,000	-	-	1,620	-	-	-
Goldman Sachs	Jan-18	USD	PEN	13,800	-	-	22	-	-	-
Goldman Sachs	Jan-18	USD	COP	7,200	-	-	(80)	-	-	-
BBVA	Jan-18	USD	PEN	55,200	-	-	71	-	-	-
BBVA	Jan-18	USD	COP	28,800	-	-	(359)	-	-	-
Morgan Stanley	Aug-22	USD	BRL	308,584	2,096	-	(2,589)	2,688	-	-
Morgan Stanley	Aug-22	USD	PEN	66,000	120	-	(115)	189	-	-
Goldman Sachs	Aug-22	USD	MXN	1,065,060	-	-	2,230	(2,230)	-	-
Goldman Sachs	Aug-22	USD	PEN	194,460	-	-	2,965	(2,964)	-	-
					11,095	(5,227)	(11,895)	13,838	(241)	-

Derivative financial instrument - asset					11,088
Derivative financial instrument - liability					(5,220)

2019
Cross Currency Swaps - that do not qualify for hedge accounting
Bank	Maturity	Purchase currency	Selling currency	Notional (thousands)	Fair value asset	Fair value liability	Fair value asset/(liability)	Other comprehensive income	Change inOCI	Statements of operations - Finance cost
							D/(C)	D/(C)	D/(C)	D/(C)
ABC Brasil S.A.	Aug-20	USD	BRL	12,232	8,740	(8,907)	(167)	-	-	-
					8,740	(8,907)	(167)	-	-	-

Net Investment Hedges
Bank	Maturity	Purchase currency	Selling currency	Notional (thousands)	Fair value asset	Fair value liability	Fair value asset/(liability)	Other comprehensive income	Change inOCI	Statements of operations - Finance cost
					D/(C)	D/(C)	D/(C)	D/(C)	D/(C)	D/(C)
Nomura International	Aug-22	EUR	USD	34,109	447	-	447	(714)	457	-
Goldman Sachs	Aug-22	MXN	USD	1,065,060	6,696	(6,543)	153	4,014	(7,108)	-
Goldman Sachs	Aug-22	PEN	USD	194,460	2,689	(4,898)	(2,209)	5,124	(2,710)	-
Goldman Sachs	Aug-22	BRL	USD	754,440	4,782	-	4,782	812	(812)	-
Santander	Jan-20	USD	EUR	20,000	-	-	-	1,742	-	-
Santander	Jan-20	USD	MXN	11,111	-	-	-	(2,113)	-	-
Goldman Sachs	Jan-20	USD	EUR	48,000	-	-	-	3,587	-	-
Goldman Sachs	Jan-20	USD	MXN	40,000	-	-	-	(7,600)	-	-
Nomura International	Jan-20	USD	MXN	23,889	-	-	-	(4,357)	-	-
Nomura International	Jan-20	USD	EUR	22,000	-	-	-	1,620	-	-
Goldman Sachs	Jan-18	USD	PEN	13,800	-	-	-	22	-	-
Goldman Sachs	Jan-18	USD	COP	7,200	-	-	-	(80)	-	-
BBVA	Jan-18	USD	PEN	55,200	-	-	-	71	-	-
BBVA	Jan-18	USD	COP	28,800	-	-	-	(359)	-	-
Morgan Stanley	Aug-22	USD	BRL	308,584	135	(148)	(13)	99	(99)	(3,545)
Morgan Stanley	Aug-22	USD	PEN	66,000	13	(80)	(67)	74	(74)	(1,815)
					14,762	(11,669)	3,093	1,942	(10,346)	(5,360)
Total					23,502	(20,576)	2,926	1,942	(10,346)	(5,360)

Derivative financial instrument-asset							5,382
Derivative financial instrument-liability							(2,456)

2018

Interest Rate Swap
Bank	Maturity	Notionalcurrency	Index	Notional in contract currency (thousands)	Fair value assets	Fair value liability	Othercomprehensiveincome, net oftaxes	Change inOCI, net of taxes	Statements of operations - Finance cost
					D/(C)	D/(C)	D/(C)	D/(C)	D/(C)
Itaú	Dec-18	BRL	BRL CDI	135,000	-	-	-	-	972
					-	-	-	-	972

Cross Currency Swaps - that do not qualify for hedge accounting
Bank	Maturity	Purchase currency	Selling currency	Notional (thousands)	Fair value assets	Fair value liability	Other comprehensive income	Change in OCI, net of taxes	Statements of operations - Finance cost
					D/(C)	D/(C)	D/(C)	D/(C)	D/(C)
Goldman Sachs	Aug-22	USD	BRL	754,440	6,020	-	-	-	(4,302)
					6,020	-	-	-	(4,302)

Cross-currency swap- Net Investment Hedges
Bank	Maturity	Purchase currency	Selling currency	Notional (thousands)	Fair value assets	Fair value liability	Other comprehensive income	Change inOCI	Income statement - Finance Cost
					D/(C)	D/(C)	D/(C)	D/(C)	D/(C)
Nomura International	Aug-22	USD	EUR	34,109	189	-	(257)	640	-
Goldman Sachs	Aug-22	USD	MXN	1,065,060	6,025	(922)	(3,094)	(4,163)	-
Goldman Sachs	Aug-22	USD	PEN	194,460	-	(682)	2,413	2,333	-
Santander	Jan-20	USD	EUR	20,000	-	-	1,742	-	-
Santander	Jan-20	USD	MXN	11,111	-	-	(2,113)	-	-
Goldman Sachs	Jan-20	USD	EUR	48,000	-	-	3,587	-	-
Goldman Sachs	Jan-20	USD	MXN	40,000	-	-	(7,600)	-	-
Nomura International	Jan-20	USD	MXN	23,889	-	-	(4,357)	-	-
Nomura International	Jan-20	USD	EUR	22,000	-	-	1,620	-	-
Goldman Sachs	Jan-18	USD	PEN	13,800	-	-	22	-	-
Goldman Sachs	Jan-18	USD	COP	7,200	-	-	(80)	-	-
BBVA	Jan-18	USD	PEN	55,200	-	-	71	-	-
BBVA	Jan-18	USD	COP	28,800	-	-	(359)	-	-
					6,214	(1,604)	(8,405)	(1,190)	-
Total					12,234	(1,604)	(8,405)	(1,190)	(3,330)

Derivative financial instrument-asset					11,313
Derivative financial instrument-liability					(682)